CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (258,919,494)	$ (242,562,132)	$ 331,175
Adjustment to reconcile net income(loss) to net cash provided by (used in) operating activities:
Impairment of long-lived assets	202,756,739	6,437,716
Inventory write-down	740,087	59,313,129	48,992,463
Impairment of Intangible assets		3,764,464
Impairment of goodwill	0	6,160,545	0
Investment loss			193,408
Other-than-temporary impairment loss on available-for-sale investment			6,207,119
Depreciation	112,894,150	93,501,714	82,730,940
Amortization of deferred convertible notes issuance costs and premium	784,456	784,456	881,172
(Reversal) allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	3,658,491	852,278	(1,374,668)
Losses (gains) on derivatives	(633,964)	53,945	15,296,530
Share-based compensation	1,626,560	2,221,406	4,359,540
Loss on disposal of long-lived assets	631,567	935,293	558,236
Gains on early extinguishment of debt			(28,349,939)
Customer advance forfeited	(34,706,867)
Provision for litigation	(4,017,232)	2,046,088
Provision (reversal) for firm purchase commitment	0	(3,930,701)	3,940,000
Gain on disposal of land use right	(4,693,760)
Fair value change of warrant liability	(3,202,500)
Changes in assets and liabilities:
Accounts receivable	(25,362,053)	(98,241,588)	(79,455,716)
Inventories	(97,019,340)	(157,339,323)	(24,250,952)
Advances to suppliers	10,145,556	4,473,538	7,195,626
Amounts due from related parties	476,787	9,377,921	(887,983)
Value added tax recoverable	(7,841,886)	7,233,773	4,274,222
Prepaid expenses and other current assets	9,726,118	(4,774,851)	(954,257)
Prepaid land use right	8,207,466	766,720	(5,055,881)
Cash received from government subsidy			1,835,979
Accounts payable	156,692,295	243,304,231	4,559,739
Advances from customers	67,651,345	(33,633,577)	(27,024,836)
Income tax payables	2,869,657	3,658,106	(16,303,466)
Other current liabilities	3,877,495	3,920,605	(13,293,043)
Other long-term liabilities	(8,689,735)	(983,066)	4,680,589
Accrued warranty cost	9,842,133	(2,617,314)	3,614,235
Deferred tax assets	(3,832,046)	22,441,178	(14,758,528)
Project assets	(25,100,741)	(21,895,840)
Net cash (used in) provided by operating activities	118,561,284	(94,731,286)	(22,058,296)
Investing activities:
Purchases of property, plant and equipment	(90,139,831)	(113,533,942)	(132,826,861)
Advances for purchases of property, plant and equipment	(36,098,206)	(22,886,958)	(19,892,328)
Purchases of other long-lived assets			(239,252)
Cash received from government subsidy	16,819,424	1,458,283	5,296,379
Proceeds from disposal of property, plant and equipment	442,134	187,484	155,157
Purchase of investment securities		(759,322)
Changes in restricted cash	(80,916,131)	(114,452,748)	(22,454,812)
Cash consideration for acquisition, net of cash received			(1,172,824)
Net cash (paid) received on settlement of derivatives	290,341	768,666	(6,331,995)
Net cash used in investing activities	(189,602,269)	(249,218,537)	(177,466,536)
Financing activities:
Proceeds from bank borrowings	1,452,032,406	1,115,846,764	898,775,862
Repayment of bank borrowings	(1,450,351,941)	(1,056,351,424)	(735,173,471)
Cash paid for issuance costs	(4,551,958)		(7,154,772)
Issuance cost refund		8,779
Proceeds from exercise of stock options	477,829		148,744
Cash paid for repurchase of convertible notes			(57,055,127)
Cash paid for repurchase of common shares			(1,943,822)
Proceeds from issuance of convertible notes			200,000,000
Proceeds from issuance of common shares and detachable warrant	70,050,000
Purchase of capped call transaction			(23,840,999)
Contribution (repurchase) from noncontrolling interests	(36,244)	403,563	157,238
Net cash provided by financing activities	67,620,092	59,907,682	273,913,653
Effect of exchange rate changes	(3,089,712)	(1,713,692)	13,948,626
Net increase (decrease) in cash and cash equivalents	(6,510,605)	(285,755,833)	88,337,447
Cash and cash equivalents, beginning of year	93,283,283	379,039,116	290,701,669
Cash and cash equivalents, end of year	86,772,678	93,283,283	379,039,116
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	12,932,775	44,761,843	84,832,129
Banknotes, included in accounts receivable, used to purchase equipment	18,238,523	12,229,398	37,704,054
Supplemental disclosure of cash flow information
Interest paid	52,566,232	55,147,312	38,742,727
Income tax paid (return)	$ (1,343,124)	$ (5,895,538)	$ 28,049,551